UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ] ;  Amendment Number:
 This Amendment (Check only one.): [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Franklin Advisory Services, LLC
Address:        One Parker Plaza, Ninth Floor
                      Fort Lee, NJ  07024

Form 13F File Number:   28-5930

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Leslie M. Kratter
Franklin Advisory Services, LLC
(Registrant)
By: Franklin/Templeton Distributors, Inc.
               Its Managing Member
Title:      Secretary

Signature, Place, and Date of Signing:

/s/Leslie M. Kratter



By: Leslie M. Kratter
San Mateo, California
August 2, 2001

Report Type (Check only one):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name

28-734                                       Franklin Resources, Inc.